SIGNIFICANT TRANSACTIONS - Sale of VEON Wholesale Services B.V. Narrative (Details) - VEON Wholesale Services B.V. - USD ($) $ in Millions	Apr. 02, 2025	Mar. 07, 2025
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Deferred consideration to be settled in cash		$ 3
Loss on disposal	$ 5